UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2011

Item 1. Reports to Stockholders

Fidelity®
Cash Reserves

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.37%	$ 1,000.00	$ 1,000.10	$ 1.85
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.09	$ 1.87

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/11	% of fund's investments 11/30/10	% of fund's investments 5/31/10
0 - 30	46.1	58.3	58.8
31 - 90	32.8	25.2	28.8
91 - 180	16.8	8.2	10.4
181 - 397	4.3	8.3	2.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/11	11/30/10	5/31/10
Cash Reserves	54 Days	52 Days	41 Days
All Taxable Money Market Funds Average*	45 Days	48 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/11	11/30/10	5/31/10
Cash Reserves	102 Days	81 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
Corporate Bonds 0.1%	Corporate Bonds 0.2%
Commercial Paper 16.3%	Commercial Paper 15.7%
Bank CDs, BAs, TDs, and Notes 51.7%	Bank CDs, BAs, TDs, and Notes 53.2%
Government Securities † 12.4%	Government Securities † 8.7%
Repurchase Agreements 20.7%	Repurchase Agreements 24.3%
Net Other Assets*** (1.2)%	Net Other Assets*** (2.1)%

* Source: iMoneyNet, Inc. ** Information not available *** Net Other Assets are not included in the pie chart.
† Includes FDIC Guaranteed Corporate Securities and/or Federal Financing Bank Supported Student Loan Short-Term Notes.

Semiannual Report

Investments May 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
6/7/11	0.20% (d)	$ 181,000	$ 181,000
Certificates of Deposit - 45.6%

London Branch, Eurodollar, Foreign Banks - 14.3%
Commonwealth Bank of Australia
6/7/11	0.30	373,000	373,000
Credit Agricole SA
8/1/11 to 10/5/11	0.35 to 0.42	4,116,000	4,116,000
Credit Industriel et Commercial
9/1/11 to 9/2/11	0.31 to 0.35	1,245,000	1,245,000
HSBC Bank PLC
8/29/11 to 5/10/12	0.31 to 0.55	2,359,000	2,359,000
ING Bank NV
7/1/11 to 8/11/11	0.27 to 0.31	4,797,000	4,797,000
National Australia Bank Ltd.
6/6/11 to 12/1/11	0.30 to 0.43	3,707,000	3,707,000
			16,597,000
New York Branch, Yankee Dollar, Foreign Banks - 31.3%
Bank of Montreal
11/22/11 to 6/6/12	0.30 to 0.35 (d)	842,000	842,000
Bank of Nova Scotia
6/11/12 to 6/15/12	0.30 to 0.33 (d)	585,000	585,000
Bank of Tokyo-Mitsubishi
7/7/11 to 8/15/11	0.40 to 0.50	4,807,000	4,807,000
BNP Paribas
11/18/11	0.39 (d)	500,000	500,000
BNP Paribas New York Branch
6/8/11 to 11/7/11	0.37 to 0.45	3,515,000	3,515,000
BNP Paribas SA
9/26/11	0.45 (d)	1,700,000	1,700,000
Canadian Imperial Bank of Commerce New York Branch
9/13/11 to 5/17/12	0.30 to 0.50 (d)	3,207,000	3,207,000
Credit Suisse
7/25/11 to 9/2/11	0.25 to 0.27 (d)	1,113,000	1,113,000
Deutsche Bank
7/25/11 to 10/7/11	0.29 to 0.30 (d)	1,795,000	1,795,000
Certificates of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
DnB NOR Bank ASA
8/4/11	0.26% (d)	$ 375,000	$ 375,000
Mizuho Corporate Bank Ltd.
6/1/11 to 6/2/11	0.18	723,000	723,000
Natexis Banques Populaires New York Branch
8/1/11	0.34	800,000	800,000
National Bank Canada
11/4/11	0.37 (d)	998,000	998,000
Natixis SA
6/22/11 to 7/1/11	0.35 to 2.01 (d)	1,493,000	1,493,000
Rabobank Nederland New York Branch
6/8/11 to 6/4/12	0.30 to 0.50 (d)	4,792,000	4,792,000
Royal Bank of Canada
6/1/12	0.64 (d)	900,000	900,000
Royal Bank of Canada New York Branch
6/5/12	0.27 (d)	750,000	749,709
Royal Bank of Scotland NV
8/2/11 to 8/8/11	0.31 to 0.32	1,852,000	1,852,000
Skandinaviska Enskilda Banken
6/6/11	0.35	150,000	150,000
Societe Generale
8/1/11	0.29	1,079,000	1,079,000
Sumitomo Mitsui Banking Corp.
6/1/11 to 6/9/11	0.18	926,000	926,000
Svenska Handelsbanken
6/24/11 to 11/3/11	0.30	950,000	950,015
Toronto-Dominion Bank New York Branch
1/12/12	0.28 (d)	304,100	304,100
UBS AG
7/11/11 to 7/21/11	0.30 to 0.31 (d)	2,220,000	2,220,000
			36,375,824
TOTAL CERTIFICATES OF DEPOSIT			52,972,824
Commercial Paper - 16.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
ASB Finance Ltd.
1/27/12 to 4/4/12	0.33 to 0.35% (d)	$ 423,000	$ 422,972
Barclays Bank PLC/Barclays US CCP Funding LLC
8/15/11	0.32	191,000	190,873
BP Capital Markets PLC
6/7/11	0.33	111,000	110,994
Caisse d'Amort de la Dette Societe
11/4/11 to 5/25/12	0.27 to 0.31 (b)(d)	2,089,000	2,086,536
Comcast Corp.
6/10/11	0.40	562,000	561,944
Commerzbank U.S. Finance, Inc.
8/11/11	0.33	751,000	750,519
Commonwealth Bank of Australia
6/3/11 to 11/21/11	0.31 to 0.36 (d)	963,000	962,995
CVS Caremark Corp.
6/1/11	0.41 (d)	224,000	224,000
Danske Corp.
6/10/11 to 9/19/11	0.25 to 0.30	1,606,000	1,605,313
Devon Energy Corp.
6/2/11 to 7/1/11	0.24 to 0.27	425,000	424,925
DnB NOR Bank ASA
7/21/11 to 8/22/11	0.24 to 0.25 (d)	691,000	691,000
Intesa Funding LLC
6/9/11 to 6/13/11	0.25	712,000	711,951
Natexis Banques Populaires U.S. Finance Co. LLC
7/1/11 to 9/19/11	0.34 to 0.45	2,788,000	2,785,723
Rabobank USA Financial Corp.
6/8/11	0.30	75,000	74,996
Royal Bank of Canada
11/23/11	0.30	742,000	740,918
Skandinaviska Enskilda Banken AB
6/1/11 to 7/1/11	0.30 to 0.34	728,000	727,894
Societe Generale North America, Inc.
6/15/11 to 9/1/11	0.28 to 0.31	1,802,681	1,802,144
Total Capital Canada Ltd.
9/15/11 to 9/16/11	0.40 to 0.43	399,000	398,503
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Toyota Motor Credit Corp.
6/8/11 to 6/15/11	0.30%	$ 334,000	$ 333,972
UniCredito Italiano Bank (Ireland) PLC
6/9/11 to 6/22/11	0.25	990,000	989,917
Verizon Communications, Inc.
7/14/11	0.41 (d)	524,000	524,000
Westpac Banking Corp.
9/12/11 to 10/7/11	0.29 to 0.45 (d)	1,640,000	1,639,538
Xerox Corp.
6/10/11 to 6/22/11	0.45 to 0.53	247,807	247,766
TOTAL COMMERCIAL PAPER			19,009,393
U.S. Government and Government Agency Obligations - 0.3%

Other Government Related - 0.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
6/8/11 to 8/5/11	0.19 to 0.25 (c)	344,406	344,323
Federal Agencies - 0.6%

Freddie Mac - 0.6%
8/10/12	0.16 (d)	750,000	749,548
U.S. Treasury Obligations - 11.5%

U.S. Treasury Bills - 4.3%
6/2/11 to 9/29/11	0.14 to 0.23	5,014,157	5,012,753
U.S. Treasury Notes - 7.2%
6/30/11 to 2/29/12	0.13 to 0.35	8,285,500	8,321,607
TOTAL U.S. TREASURY OBLIGATIONS			13,334,360
Medium-Term Notes - 5.1%
	Yield (a)	Principal Amount (000s)	Value (000s)

Commonwealth Bank of Australia
2/10/12	0.35% (b)(d)	$ 368,000	$ 368,000
Metropolitan Life Global Funding I
7/1/11	2.30 (b)(d)	217,500	217,500
Metropolitan Life Insurance Co.
8/29/11	0.60 (d)(h)	175,000	175,000
Royal Bank of Canada
6/1/12 to 6/15/12	0.30 to 0.66 (b)(d)	2,050,000	2,050,000
6/5/12	0.27 (d)	376,000	375,854
Westpac Banking Corp.
2/23/12 to 6/15/12	0.26 to 0.32 (b)(d)	2,728,000	2,728,000
TOTAL MEDIUM-TERM NOTES			5,914,354
Municipal Securities - 1.0%

Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 B, LOC Bank of America NA, VRDN
6/7/11	0.19 (d)	16,300	16,300
California Gen. Oblig. Series 2003 B1, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN
6/7/11	0.16 (d)	18,000	18,000
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2001 J, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
6/7/11	0.17 (d)(e)	38,135	38,135
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2003 D, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
6/7/11	0.17 (d)(e)	44,435	44,435
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2005 B, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
6/7/11	0.16 (d)(e)	21,765	21,765
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2001 G, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
6/7/11	0.16 (d)(e)	15,755	15,755
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
6/7/11	0.19 (d)	50,000	50,000
Cook County Gen. Oblig. Participating VRDN Series WF 10 5C, (Liquidity Facility Wells Fargo Bank NA)
6/7/11	0.19 (d)(f)	10,790	10,790
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, LOC JPMorgan Chase Bank, VRDN
6/7/11	0.22% (d)(e)	$ 25,200	$ 25,200
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, LOC Fannie Mae, VRDN
6/7/11	0.17 (d)(e)	30,400	30,400
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 A, LOC JPMorgan Chase Bank, VRDN
6/7/11	0.16 (d)	25,000	25,000
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, LOC JPMorgan Chase Bank, VRDN
6/7/11	0.17 (d)	49,200	49,200
New Jersey Gen. Oblig. Participating VRDN Series Putters 3808, (Liquidity Facility JPMorgan Chase & Co.)
6/1/11	0.15 (d)(f)	65,000	65,000
New York City Gen. Oblig. Series 2004 H6, LOC Bank of America NA, VRDN
6/7/11	0.19 (d)	29,480	29,480
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Westport Dev. Proj.) Series 2004 A, LOC Fannie Mae, VRDN
6/7/11	0.19 (d)(e)	61,000	61,000
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, LOC Fannie Mae, VRDN
6/7/11	0.16 (d)(e)	30,800	30,800
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
6/7/11	0.16 (d)(e)	52,850	52,850
New York Hsg. Fin. Agcy. Rev. (55 West 25th Street Hsg. Proj.) Series 2005 A, LOC Fannie Mae, VRDN
6/7/11	0.19 (d)(e)	105,400	105,400
New York Hsg. Fin. Agcy. Rev. (66 West 38th Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
6/7/11	0.16 (d)(e)	44,300	44,300
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
6/7/11	0.17 (d)(e)	25,000	25,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
6/7/11	0.17 (d)(e)	34,000	34,000
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
6/7/11	0.17 (d)(e)	33,000	33,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, LOC Fannie Mae, VRDN
6/7/11	0.17% (d)(e)	$ 74,100	$ 74,100
New York Metropolitan Trans. Auth. Rev. Series 2005 D1, LOC Landesbank Hessen-Thuringen, VRDN
6/7/11	0.17 (d)	39,500	39,500
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, (Liquidity Facility Citibank NA), VRDN
6/7/11	0.18 (d)(e)	14,000	14,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 86B, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
6/7/11	0.18 (d)(e)	32,000	32,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, LOC Bank of America NA, VRDN
6/7/11	0.18 (d)	30,000	30,000
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, VRDN
6/7/11	0.15 (d)	25,600	25,600
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, LOC Fannie Mae, VRDN
6/7/11	0.18 (d)(e)	12,500	12,500
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, (Liquidity Facility Royal Bank of Scotland NV), VRDN
6/7/11	0.18 (d)	51,325	51,325
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, (Liquidity Facility Bank of America NA), VRDN
6/7/11	0.19 (d)	10,000	10,000
TOTAL MUNICIPAL SECURITIES		1,114,835
Repurchase Agreements - 20.7%
	Maturity Amount (000s)
In a joint trading account at 0.15% dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	$ 5,720,105	5,720,082
With:
Barclays Capital, Inc. at:
0.32%, dated:
5/26/11 due 6/2/11 (Collateralized by Equity Securities valued at $77,764,160)	72,004	72,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.32%, dated:
5/27/11 due:
6/2/11 (Collateralized by Equity Securities valued at $195,488,697)	$ 181,010	$ 181,000
6/3/11 (Collateralized by Equity Securities valued at $313,213,925)	290,018	290,000
0.33%, dated 5/31/11 due 6/7/11 (Collateralized by Equity Securities valued at $311,946,897)	290,019	290,000
0.42%, dated 5/10/11 due 6/7/11 (Collateralized by Mortgage Loan Obligations valued at $233,339,875, 0.34% - 5.46%, 12/19/36 - 6/25/47)	216,073	216,000
1%, dated:
8/24/10 due 8/24/11 (Collateralized by Mortgage Loan Obligations valued at $410,438,973, 0.29% - 5.87%, 4/15/15 - 12/10/49)	387,893	384,000
9/9/10 due 9/8/11 (Collateralized by Mortgage Loan Obligations valued at $414,508,950, 0% - 11.7%, 1/15/21 - 5/25/48)	384,852	381,000
10/13/10 due 10/11/11 (Collateralized by Corporate Obligations valued at $267,971,671, 0.5% - 6%, 5/1/13 - 12/15/37)	249,491	247,000
BNP Paribas Securities Corp. at 0.22%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $96,600,590, 7.13% - 8.88%, 10/14/19 - 1/20/37)	92,001	92,000
Credit Suisse Securities (USA) LLC at 0.24%, dated 5/31/11 due 6/1/11 (Collateralized by Equity Securities valued at $1,829,583,428)	1,694,011	1,694,000
Deutsche Bank Securities, Inc. at:
0.25%, dated 12/1/10 due 6/6/11 (Collateralized by U.S. Government Obligations valued at $333,961,558, 2.32% - 7%, 3/1/21 - 12/1/47)	327,425	327,000
0.35%, dated 5/26/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $194,392,200, 0% - 48.47%, 3/15/12 - 8/1/99)	180,051	180,000
0.37%, dated 5/18/11 due 6/7/11 (Collateralized by Mortgage Loan Obligations valued at $95,602,889, 0% - 10.63%, 11/15/12 - 2/12/51)	91,067	91,000
0.41%, dated 3/7/11 due 6/7/11 (Collateralized by Mortgage Loan Obligations valued at $202,993,147, 0% - 52.45%, 6/1/11 - 4/5/56)	188,197	188,000
Goldman Sachs & Co. at 0.23%, dated 5/25/11 due 6/1/11 (Collateralized by U.S. Treasury Obligations valued at $275,556,117, 0% - 3.13%, 6/1/11 - 5/15/19)	270,012	270,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
HSBC Securities, Inc. at 0.26%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $208,451,366, 0% - 11%, 6/6/11 - 5/12/41)	$ 200,001	$ 200,000
ING Financial Markets LLC at:
0.12%, dated 5/31/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $82,620,707, 3.08% - 6%, 5/1/36 - 3/1/41)	81,010	81,000
0.15%, dated:
5/18/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $165,251,891, 0.74% - 5.76%, 1/1/23 - 2/1/41)	162,062	162,000
5/24/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $164,225,389, 1.36% - 6.15%, 2/1/18 - 5/1/41)	161,062	161,000
0.2%, dated 4/4/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $190,611,192, 0.74% - 5%, 6/20/34 - 2/25/40)	185,216	185,000
0.3%, dated 5/9/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $162,785,632, 0.51% - 8.88%, 3/15/12 - 5/15/41)	155,039	155,000
J.P. Morgan Clearing Corp. at:
0.28%, dated 5/31/11 due 6/1/11 (Collateralized by Equity Securities valued at $2,173,950)	2,000	2,000
0.51%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $2,618,516,766, 0.75% - 8.25%, 1/5/14 - 1/12/40)	2,409,034	2,409,000
0.55%, dated 4/26/11 due 7/25/11 (Collateralized by Equity Securities valued at $705,822,774)	649,892	649,000
0.65%, dated 4/26/11 due 10/24/11 (Collateralized by U.S. Government Obligations valued at $132,605,747, 2.38% - 5.5%, 2/28/15 - 4/20/41)	130,425	130,000
0.72%, dated 3/7/11 due 9/1/11 (Collateralized by Equity Securities valued at $578,166,653)	532,890	531,000
0.75%, dated 1/31/11 due 7/27/11 (Collateralized by Corporate Obligations valued at $609,140,545, 0% - 9%, 1/12/11 - 11/15/40)	561,061	559,000
J.P. Morgan Securities, Inc. at:
0.2%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations valued at $1,022,790,797, 0% - 7%, 6/1/30 - 10/1/40)	993,006	993,000
0.28%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $367,504,262, 0% - 9.46%, 8/15/13 - 12/15/66)	350,003	350,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
J.P. Morgan Securities, Inc. at:
0.73%, dated 4/1/11 due 9/28/11 (Collateralized by Corporate Obligations valued at $197,561,864, 0% - 7.87%, 6/29/12 - 6/12/50)	$ 184,672	$ 184,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.39%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $632,106,848, 0% - 9.1%, 12/15/15 - 6/25/47)	602,007	602,000
0.61%, dated 5/31/11 due 6/1/11 (Collateralized by Mortgage Loan Obligations valued at $30,240,512, 0.34% - 0.35%, 1/25/34 - 3/25/47)	28,000	28,000
0.66%, dated 11/19/10 due 7/5/11 (Collateralized by Corporate Obligations valued at $284,555,246, 0.38% - 1.75%, 2/1/13 - 12/1/13) (d)(g)	272,804	271,000
0.71%, dated 1/31/11 due 7/5/11 (Collateralized by Corporate Obligations valued at $598,187,129, 0% - 15%, 6/15/11 - 4/1/63) (d)(g)	559,948	558,000
0.76%, dated 10/28/10 due 7/5/11 (Collateralized by Corporate Obligations valued at $829,457,510, 0% - 29.01%, 11/8/12 - 3/4/53) (d)(g)	773,902	768,000
1%, dated 1/5/11 due 7/5/11 (Collateralized by Mortgage Loan Obligations valued at $297,008,250, 0.3% - 7.65%, 5/15/26 - 5/23/51)	277,781	275,000
Mizuho Securities USA, Inc. at:
0.13%, dated 6/1/11 due 6/7/11 (i)	358,047	358,000
0.26%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $245,756,874, 0% - 11.26%, 6/28/11 - 4/20/41)	237,002	237,000
0.41%, dated 5/10/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $219,354,800, 0% - 9%, 6/15/11 - 6/20/38)	207,080	207,000
0.42%, dated 5/3/11 due 6/6/11 (Collateralized by Corporate Obligations valued at $164,874,520, 0% - 7.63%, 6/15/11 - 7/1/38)	156,062	156,000
0.45%, dated 4/7/11 due 6/7/11 (Collateralized by Equity Securities valued at $169,676,576)	157,161	157,000
0.65%, dated 3/1/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $55,925,410, 0% - 9%, 2/15/12 - 6/20/38)	53,174	53,000
RBC Capital Markets Co. at:
0.18%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations valued at $257,501,288, 0% - 169%, 11/25/12 - 6/25/41)	250,001	250,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Co. at:
0.31%, dated 5/5/11 due 6/6/11 (Collateralized by Corporate Obligations valued at $81,919,708, 0.33% - 10.25%, 8/7/01 - 2/1/38)	$ 78,021	$ 78,000
0.41%, dated 5/4/11 due 6/3/11 (Collateralized by Corporate Obligations valued at $112,289,456, 0.25% - 6%, 3/25/34 - 10/25/37)	104,036	104,000
RBS Securities, Inc. at:
0.55%, dated 5/20/11 due 6/7/11 (Collateralized by Mortgage Loan Obligations valued at $432,322,812, 0% - 45.21%, 5/25/19 - 12/18/49)	401,190	401,000
0.71%, dated 8/5/10 due 7/5/11 (Collateralized by Mortgage Loan Obligations valued at $412,575,170, 0% - 23.12%, 5/25/13 - 11/23/52) (d)(g)	386,764	384,000
Royal Bank of Scotland PLC at 0.55%, dated 5/20/11 due 6/7/11 (Collateralized by Mortgage Loan Obligations valued at $394,266,786, 0% - 13.14%, 11/8/12 - 2/3/50)	365,173	365,000
UBS Securities LLC at:
0.12%, dated 5/19/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $132,605,747, 2.38% - 5.5%, 2/28/15 - 4/20/41)	130,013	130,000
0.36%, dated 5/26/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $109,206,553, 1.63% - 7.8%, 6/15/11 - 5/15/37)	104,094	104,000
0.47%, dated 3/14/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $176,871,949, 0% - 13%, 6/15/11 - 4/1/63)	164,197	164,000
Wells Fargo Securities, LLC at:
0.2%, dated 4/20/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $174,460,698, 3.5%, 3/1/26)	171,174	171,000
0.22%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $402,025,372, 0% - 8.5%, 6/1/11 - 2/1/42)	385,002	385,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.36%, dated:
4/11/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $140,132,871, 0% - 10%, 6/15/11 - 5/15/77)	$ 135,123	$ 135,000
5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $332,643,327, 5.75% - 15%, 6/15/11 - 8/15/21)	308,003	308,000
TOTAL REPURCHASE AGREEMENTS		24,023,082
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $117,643,719)		117,643,719
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,425,065)
NET ASSETS - 100%		$ 116,218,654
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,450,036,000 or 6.4% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $344,323,000, or 0.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.6%, 8/29/11	3/26/02	$ 175,000

(i) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Mortgage Loan Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,720,082,000 due 6/01/11 at 0.15%
BNP Paribas Securities Corp.	$ 314,857
Bank of America NA	2,099,049
Barclays Capital, Inc.	647,207
Citibank NA	34,984
Citigroup Global Markets, Inc.	279,873
Credit Agricole Securities (USA), Inc.	139,937
Deutsche Bank Securities, Inc.	524,762
ING Financial Markets LLC	328,851
J.P. Morgan Securities, Inc.	69,968
Merrill Lynch, Pierce, Fenner & Smith, Inc.	419,810
RBC Capital Markets Corp.	104,952
RBS Securities, Inc.	104,952
Societe Generale	63,567
UBS Securities LLC	314,857
Wells Fargo Securities LLC	272,456
$ 5,720,082
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $690,000 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $24,023,082) - See accompanying schedule: Unaffiliated issuers (cost $117,643,719)		$ 117,643,719
Cash		157
Receivable for fund shares sold		1,061,042
Interest receivable		72,448
Prepaid expenses		59
Other receivables		1,620
Total assets		118,779,045

Liabilities
Payable for investments purchased	$ 1,590,000
Payable for fund shares redeemed	934,099
Distributions payable	8
Accrued management fee	16,639
Other affiliated payables	17,683
Other payables and accrued expenses	1,962
Total liabilities		2,560,391

Net Assets		$ 116,218,654
Net Assets consist of:
Paid in capital		$ 116,218,971
Undistributed net investment income		24
Accumulated undistributed net realized gain (loss) on investments		(341)
Net Assets, for 116,192,150 shares outstanding		$ 116,218,654
Net Asset Value, offering price and redemption price per share ($116,218,654 ÷ 116,192,150 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011

Investment Income
Interest		$ 226,907

Expenses
Management fee	$ 100,845
Transfer agent fees	114,626
Accounting fees and expenses	1,590
Custodian fees and expenses	603
Independent trustees' compensation	218
Registration fees	829
Audit	101
Legal	197
Interest	3
Total expenses before reductions	219,012
Expense reductions	(3,326)	215,686
Net investment income (loss)		11,221
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,954
Net increase in net assets resulting from operations		$ 14,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,221	$ 71,010
Net realized gain (loss)	2,954	(772)
Net increase in net assets resulting from operations	14,175	70,238
Distributions to shareholders from net investment income	(11,197)	(71,016)
Distributions to shareholders from net realized gain	(5,933)	-
Total distributions	(17,130)	(71,016)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	153,539,562	259,130,990
Reinvestment of distributions	17,020	70,387
Cost of shares redeemed	(156,320,485)	(272,783,045)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,763,903)	(13,581,668)
Total increase (decrease) in net assets	(2,766,858)	(13,582,446)

Net Assets
Beginning of period	118,985,512	132,567,958
End of period (including undistributed net investment income of $24 and $0, respectively)	$ 116,218,654	$ 118,985,512

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	.001	.008	.031	.050	.046
Distributions from net investment income	- E	(.001)	(.008)	(.031)	(.050)	(.046)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	- E	(.001)	(.008)	(.031)	(.050)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.06%	.77%	3.12%	5.08%	4.66%
Ratios to Average Net Assets D
Expenses before reductions	.38% A	.37%	.41%	.39%	.43%	.45%
Expenses net of fee waivers, if any	.37% A	.37%	.41%	.39%	.43%	.45%
Expenses net of all reductions	.37% A	.37%	.41%	.39%	.43%	.45%
Net investment income (loss)	.02% A	.06%	.77%	3.05%	4.97%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 116,219	$ 118,986	$ 132,568	$ 135,058	$ 110,363	$ 87,413

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -
Tax cost	$ 117,643,719

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $413,135. The weighted average interest rate was .04% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $33,747 or an annualized rate of .06% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $3,326.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 8, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CAS-USAN-0711
1.786809.108

Fidelity®
U.S. Government Reserves

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.22%	$ 1,000.00	$ 1,000.20	$ 1.10 **
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.83	$ 1.11 **

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been .33% and the expenses paid in the actual and hypothetical examples above would have been $1.65 and $1.66, respectively.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/11	% of fund's investments 11/30/10	% of fund's investments 5/31/10
0 - 30	60.6	67.9	59.4
31 - 90	20.6	11.5	30.2
91 - 180	10.4	6.5	8.8
181 - 397	8.4	14.1	1.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/11	11/30/10	5/31/10
Fidelity® U.S. Government Reserves	48 Days	57 Days	42 Days
iMoneyNet Government Retail Money Market Funds Average*	43 Days	49 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/11	11/30/10	5/31/10
Fidelity U.S. Government Reserves	84 Days	110 Days	n/a ***

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
Federal Agency Issues 43.5%	Federal Agency Issues 43.7%
U.S. Treasury Obligations 8.6%	U.S. Treasury Obligations 3.5%
Other Government Related† 8.6%	Other Government Related† 10.1%
Repurchase Agreements 41.9%	Repurchase Agreements 45.1%
Net Other Assets** (2.6)%	Net Other Assets** (2.4)%

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

*** Information not available

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 8.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 8.6%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

6/9/11	0.25 (b)	$ 50,000	$ 49,998
7/12/11	0.20 (b)	115,000	114,977
7/28/11	0.19 (b)	61,000	60,983
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			225,958
Federal Agencies - 43.5%

Fannie Mae - 4.2%
10/20/11 to 9/17/12	0.15 to 0.23 (d)	107,815	108,569
Federal Farm Credit Bank - 0.2%
11/29/12	0.14 (d)	6,000	5,998
Federal Home Loan Bank - 33.6%
6/1/11 to 11/15/12	0.12 to 0.60 (d)	878,615	879,084
Freddie Mac - 5.5%
7/18/11 to 11/2/12	0.15 to 0.35 (d)	144,000	144,254
TOTAL FEDERAL AGENCIES			1,137,905
U.S. Treasury Obligations - 8.6%

U.S. Treasury Bills - 4.2%
6/30/11 to 9/29/11	0.15 to 0.23 (c)	110,000	109,961
U.S. Treasury Notes - 4.4%
9/30/11 to 1/31/12	0.13 to 0.33	115,000	115,442
TOTAL U.S. TREASURY OBLIGATIONS			225,403
Repurchase Agreements - 41.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.15% dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	$ 882,098	$ 882,094
With:
BNP Paribas Securities Corp. at 0.21%, dated 2/11/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $8,245,288, 0.54% - 6.25%, 5/15/22 - 5/15/41)	8,008	8,000
Deutsche Bank Securities, Inc. at 0.25%, dated 12/1/10 due 6/6/11 (Collateralized by U.S. Government Obligations valued at $8,170,314, 5%, 10/1/35)	8,010	8,000
ING Financial Markets LLC at:
0.12%, dated:
5/16/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $17,341,930, 2.54% - 6.04%, 11/1/18 - 7/1/39)	17,003	17,000
5/31/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $2,042,986, 3.68%, 8/1/40)	2,000	2,000
0.15%, dated:
4/14/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $12,243,423, 2.82% - 2.99%, 10/1/37 - 1/1/41)	12,005	12,000
5/18/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $4,080,241, 2.55% - 3.76%, 1/1/35 - 3/1/40)	4,002	4,000
5/24/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $4,083,810, 3.05%, 2/1/41)	4,002	4,000
0.16%, dated 4/26/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $34,685,526, 3.11% - 3.62%, 4/1/40 - 11/1/40)	34,014	34,000
0.2%, dated:
3/2/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $18,371,804, 1.51% - 3.82%, 7/1/39 - 2/1/41)	18,012	18,000
4/4/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $4,082,935, 6.01%, 8/1/37)	4,005	4,000
0.22%, dated:
2/7/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $15,310,844, 1.43% - 6.04%, 3/1/28 - 8/1/37)	15,017	15,000
2/11/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $4,083,810, 3.05%, 2/1/41)	4,004	4,000
Mizuho Securities USA, Inc. at 0.13%, dated 6/1/11 due 6/7/11 (e)	8,001	8,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co., Inc. at:
0.15%, dated 4/14/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $8,161,632, 4%, 8/1/24)	$ 8,003	$ 8,000
0.16%, dated 4/21/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $34,686,320, 4.5%, 6/1/38 - 4/1/41)	34,013	34,000
RBC Capital Markets Corp. at 0.19%, dated 3/1/11 due 6/1/11 (Collateralized by U.S. Government Obligations valued at $29,884,504, 0.62% - 5.1%, 8/25/16 - 6/25/41)	29,014	29,000
UBS Securities LLC at 0.12%, dated 5/19/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $3,060,133, 5%, 5/20/39)	3,000	3,000
Wells Fargo Securities, LLC at 0.2%, dated 4/20/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $4,080,953, 5%, 5/1/26)	4,004	4,000
TOTAL REPURCHASE AGREEMENTS		1,098,094
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $2,687,360)		2,687,360
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(67,206)
NET ASSETS - 100%		$ 2,620,154
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $225,958,000, or 8.6% of net assets.

(c) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $46,999,402. The principal amount of the outstanding reverse repurchase agreement is $47,001,000.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Mortgage Loan Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$882,094,000 due 6/01/11 at 0.15%
BNP Paribas Securities Corp.	$ 48,554
Bank of America NA	323,692
Barclays Capital, Inc.	99,806
Citibank NA	5,395
Citigroup Global Markets, Inc.	43,159
Credit Agricole Securities (USA), Inc.	21,580
Deutsche Bank Securities, Inc.	80,924
ING Financial Markets LLC	50,712
J.P. Morgan Securities, Inc.	10,790
Merrill Lynch, Pierce, Fenner & Smith, Inc.	64,739
RBC Capital Markets Corp.	16,185
RBS Securities, Inc.	16,185
Societe Generale	9,803
UBS Securities LLC	48,554
Wells Fargo Securities LLC	42,016
$ 882,094
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,098,094) - See accompanying schedule: Unaffiliated issuers (cost $2,687,360)		$ 2,687,360
Receivable for fund shares sold		3,312
Interest receivable		1,973
Prepaid expenses		2
Total assets		2,692,647

Liabilities
Payable for investments purchased	$ 21,997
Payable for fund shares redeemed	3,047
Accrued management fee	370
Payable for reverse repurchase agreement	47,001
Other affiliated payables	50
Other payables and accrued expenses	28
Total liabilities		72,493

Net Assets		$ 2,620,154
Net Assets consist of:
Paid in capital		$ 2,620,136
Accumulated undistributed net realized gain (loss) on investments		18
Net Assets, for 2,619,700 shares outstanding		$ 2,620,154
Net Asset Value, offering price and redemption price per share ($2,620,154 ÷ 2,619,700 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Interest		$ 3,151

Expenses
Management fee	$ 2,302
Transfer agent fees	1,890
Accounting fees and expenses	125
Custodian fees and expenses	8
Independent trustees' compensation	5
Registration fees	33
Audit	20
Legal	5
Miscellaneous	16
Total expenses before reductions	4,404
Expense reductions	(1,388)	3,016
Net investment income (loss)		135
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		17
Net increase in net assets resulting from operations		$ 152

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 135	$ 344
Net realized gain (loss)	17	112
Net increase in net assets resulting from operations	152	456
Distributions to shareholders from net investment income	(135)	(343)
Distributions to shareholders from net realized gain	(337)	(158)
Total distributions	(472)	(501)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	561,149	1,927,776
Reinvestment of distributions	469	498
Cost of shares redeemed	(790,562)	(3,090,804)
Net increase (decrease) in net assets and shares resulting from share transactions	(228,944)	(1,162,530)
Total increase (decrease) in net assets	(229,264)	(1,162,575)

Net Assets
Beginning of period	2,849,418	4,011,993
End of period	$ 2,620,154	$ 2,849,418

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.005	.027	.049	.046
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	.005	.027	.049	.046
Distributions from net investment income	- E	- E	(.005)	(.027)	(.049)	(.046)
Distributions from net realized gain	- E	- E	-	-	-	-
Total distributions	- E	- E	(.005)	(.027)	(.049)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.02%	.01%	.49%	2.71%	5.02%	4.67%
Ratios to Average Net Assets D
Expenses before reductions	.33% A	.32%	.34%	.34%	.37%	.38%
Expenses net of fee waivers, if any	.22% A	.28%	.34%	.34%	.37%	.38%
Expenses net of all reductions	.22% A	.28%	.34%	.34%	.36%	.37%
Net investment income (loss)	.01% A	.01%	.50%	2.62%	4.90%	4.61%
Supplemental Data
Net assets, end of period (in millions)	$ 2,620 A	$ 2,849	$ 4,012	$ 4,716	$ 3,472	$ 3,233

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Government Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 2,687,360

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. Information regarding reverse repurchase agreements open at period end is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period the income-based portion of this fee was $742 or an annualized rate of .05% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,388.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
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111 South Westlake Blvd
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21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
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6326 Canoga Avenue
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2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FUS-USAN-0711
1.786820.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 22, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 22, 2011